Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
6.	Income Taxes

The difference between the statutory federal income taxes (and rate) and our actual income taxes (and effective tax rate) are summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2011			2010		2009
Federal income tax rate	$6.5	35.0%		$41.5	35.0%	$31.6	35.0%
Other (a)	(1.1)	(6.3	) %	1.2	1.0%	(0.9)	(1.1	) %
State income tax, net of federal benefit	0.2	1.2%		1.6	1.3%	0.9	1.0%
Total	$5.6	29.9%		$44.3	37.3%	$31.6	34.9%
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(a)	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.

We are a party to a tax indemnification agreement with KMI. Pursuant to this tax indemnification agreement, KMI agreed to indemnify us for any tax liability attributable to our formation or our management and control of the business and affairs of KMP and for any taxes arising out of a transaction involving the i-units we own to the extent the transaction does not generate sufficient cash to pay our taxes with respect to such transaction.

We had no unrecognized tax benefits on the balance sheet at December 31, 2011 and 2010. In the event interest or penalties are incurred with respect to income tax matters, our policy will be to include such items in income tax expense. We did not have an accrual for interest and penalties at December 31, 2011 or 2010. At December 31, 2011, tax years 2007 through 2011 remained subject to examination by the Internal Revenue Service or applicable states. We do not expect any material change in the balance of our unrecognized tax benefits over the next twelve months.